Business developments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of significant registered shareholders
Significant shareholders registered in the share register
	2021			2020
end of	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	304	12	11.48	323	13	13.21
Nortrust Nominees Ltd. [2]	197	8	7.42	184	7	7.53
The Bank of New York Mellon [2]	139	6	5.25	–	–	–	[3]
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

3 Participation was lower than the disclosure threshold of 5%.